SCHEDULE OF FINANCIAL INFORMATION INVESTMENT IN ASSOCIATE (Details)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)	Dec. 31, 2024 SGD ($)
IfrsStatementLineItems [Line Items]
Current assets	$ 4,392,258		$ 10,096,631		$ 6,000,703
Current liabilities	(444,021)		(716,943)		(606,622)
Non-current liabilities	(305,474)		(407,772)		(417,338)
Revenue	50,872	$ 69,501
(Loss)/gain for the year	$ (1,845,894)	(2,521,861)	(4,133,170)	$ (3,131,452)
Total for all associates [member]
IfrsStatementLineItems [Line Items]
Current assets			494,882		558,877
Non-current assets (including fair value of hospital license)			743,608		798,401
Current liabilities			(95,631)		(75,061)
Non-current liabilities			(167,495)		(177,468)
Adjusted net assets of the associate			975,364		$ 1,104,749
Revenue		810,223	636,150
(Loss)/gain for the year		$ 68,827	$ (155,989)